GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization expense for finite lived intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Estimated amortization expense for finite-lived intangible assets
Remainder of 2022	$ 6,202
2023	7,442	$ 7,682
2024	4,541	6,753
2025	2,553	3,855
2026	2,132	1,855
Thereafter	10,591
2026		1,440
Thereafter		4,156
Finite lived intangible assets	$ 33,461	$ 25,741	$ 34,335